Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Potentially dilutive securities outstanding in the form of convertible promissory notes	1,131,838	1,597,811
Fully diluted shares outstanding	13,353,750	13,574,450
Stock options to purchase	0	0
Stock options to vested	0
Customer One
Revenues earned from advertising	37.00%	36.00%
Account receivable from major customers	21.00%	24.00%
Customer Two
Revenues earned from advertising	29.00%	21.00%
Account receivable from major customers	20.00%	19.00%
Customer Three
Revenues earned from advertising	9.00%	12.00%
Account receivable from major customers	4.00%	10.00%